Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

NOTE 4—LOANS

Allowance for loan losses at December 31, 2011 and December 31, 2010 and loans receivable at December 31, 2011 and December 31, 2010 are as follows:

Allowance for Loan Losses:

	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential Real Estate	Total
	(in Thousands)
December 31, 2010 Total Allowance for loan losses	$730	$630	$—	$92	$702	$2,154

Provision	96	452	398	(5)	41	982
Charge-offs	(18)	—	(27)	(4)	(24)	(73)
Recoveries	—	—	11	3	8	22

December 31, 2011 Total Allowance for loan losses	$808	$1,082	$382	$86	$727	$3,085

Ending balance for loans individually evaluated for impairment	$296	$670	$—	$—	$—	$966

Ending balance for loans collectively evaluated for impairment	$512	$412	$382	$86	$727	$2,119

Changes in the allowance for loan losses during 2010 were as follows:

2010
Balance, beginning	$2,830
Provision charged to operations	336
Recoveries on charged off loans	24
Loans charged off	(1,036)

Balance, ending	$2,154

Loans Receivable:

December 31, 2011		Commercial
	Commercial	Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Individually evaluated for impairment	$296	$4,477	$469	$—	$—	$5,242

Collectively evaluated for impairment	45,956	39,234	37,191	6,036	117,353	245,770

Total loans	$46,252	$43,711	$37,660	$6,036	$117,353	$251,012

	$000,00	$000,00	$000,00	$000,00	$000,00	$000,00
December 31, 2010		Commercial
	Commercial	Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Individually evaluated for impairment	$111	$186	$—	$—	$—	$297
Collectively evaluated for impairment	74,166	43,680	$—	6,655	113,798	238,299

Total loans	$74,277	$43,866	$—	$6,655	$113,798	$238,596

Analysis of credit quality indicators is as follows:

December 31, 2011	Commercial	Commercial Real Estate	Agricultural	Consumer	Residential	Total
	(in Thousands)
Pass	$45,330	$41,008	$34,865	$6,023	$115,838	$243,064
Special Mention	553	780	2,326	11	509	4,179
Substandard	73	1,285	469	2	1,006	2,835
Doubtful	296	638	—	—	—	934
Loss	—	—	—	—	—	—

Total	$46,252	$43,711	$37,660	$6,036	$117,353	$251,012

December 31, 2010	Commercial	Commercial Real Estate	Consumer	Residential	Total
	(in Thousands)
Pass	$71,419	$40,292	$6,644	$113,139	$231,494
Special Mention	2,104	1,169	—	—	3,273
Substandard	754	2,405	11	659	3,829
Doubtful	—	—	—	—	—
Loss	—	—	—	—	—

Total loans	$74,277	$43,866	$6,655	$113,798	$238,596

The following is a summary of impaired loans:

December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In Thousands)
With no specific allowance needed
Commercial	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Agricultural	469	469	—	472	31

With an allowance recorded
Commercial	296	296	296	267	11
Commercial real estate	4,477	4,477	670	4,492	212

Total
Commercial	296	296	296	267	11
Commercial real estate	4,477	4,477	670	4,492	212
Agricultural	469	469	—	472	31

Total	$5,242	$5,242	$966	$5,231	$254

December 31, 2010	Recorded	Unpaid Principal	Related	Average Recorded	Interest Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
With no specific allowance needed
Commercial	$93	$93	$—	$109	$8
Commercial real estate	105	105	—	110	6

With an allowance recorded
Commercial	18	18	11	19	1
Commercial real estate	81	81	4	81	6

Total
Commercial	111	111	11	128	9
Commercial real estate	186	186	4	191	12

Total	$297	$297	$15	$319	$21

Age analysis of past-due loans is as follows:

	Collectively	Collectively	Collectively	Collectively	Collectively	Collectively	Collectively	Collectively	Collectively
	30 – 59 Days Past Due	60 - 89 Days Past Due	> 90 Days Past Due	Total Past Due				>90 Days And Still Accruing	Nonaccruals
December 31, 2011					Current	Total Loans	Allowance For Collectively Impaired Loans
					(In Thousands)
Commercial	$121	$230	$7	$358	$45,894	$46,252	$—	$—	$7
Commercial Real Estate	133	130	34	297	43,414	43,711	—	—	100
Agricultural	177	—	—	177	37,483	37,660	—	—	—
Residential	831	249	101	1,181	116,172	117,353	—	—	528
Consumer	58	7	1	66	5,970	6,036	—	—	9

Total	$1,320	$616	$143	$2,079	$248,933	$251,012	$—	$—	$644

	30 – 59 Days Past Due	60 - 89 Days Past Due	> 90 Days Past Due	Total Past Due	Current	Total Loans	Allowance For Collectively Impaired Loans	>90 Days And Still Accruing	Nonaccruals
December 31, 2010
	(In Thousands)
Commercial	$136	$—	$—	$136	$74,141	$74,277	$—	$—	$111
Commercial Real Estate	—	—	—	—	43,866	43,866	—	—	239
Residential	539	109	208	856	112,942	113,798	—	—	649
Consumer	99	29	17	145	6,510	6,655	—	—	17

Total	$774	$138	$225	$1,137	$237,459	$238,596	$—	$—	$1,016

The following is a summary of Troubled Debt Restructurings:

	Twelve Months Ended December 31, 2011
	Number of contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings Commercial—Mortgage	2	4,484	4,484
Troubled Debt Restructurings that Subsequently Defaulted	—	—	—

No additional funds are committed to be advanced in connection with any loans whose terms have been modified in troubled debt restructurings.

The Corporation, in the ordinary course of business, has loan, deposit and other routine transactions with its officers, directors and principal shareholders and entities in which they have principal ownership. Loans are made to such customers at the same credit terms as other borrowers and do not represent more than the usual risk of collection. Changes during 2011 and 2010 in these related party loans were as follows (in thousands):

	2011	2010
	(In Thousands)
Balance, beginning	$788	$828
Advances	468	1,027
Repayments	(586)	(1,067)

Balance, ending	$670	$788